Cover - shares	3 Months Ended
	Mar. 31, 2021	May 12, 2021
Cover [Abstract]
Document Type	10-Q/A
Amendment Flag	true
Amendment Description	This amendment is being filed to comply with regulations.
Document Quarterly Report	true
Document Transition Report	false
Document Period End Date	Mar. 31, 2021
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	000-33411
Entity Registrant Name	NEW PEOPLES BANKSHARES, INC.
Entity Central Index Key	0001163389
Entity Tax Identification Number	31-1804543
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	67 Commerce Drive
Entity Address, City or Town	Honaker
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	24260
City Area Code	(276)
Local Phone Number	873-7000
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		23,922,086